SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Jan. 31, 2024	Apr. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 14: SUBSEQUENT EVENTS

From February 1, 2024 through the date hereof, the Company issued the following shares of common stock:

-	5,347,594 shares of common stock to Yonah Kalfa, the Company’s chief innovation officer and director, for his extraordinary contribution to the Company, which represents all but $137,000 of his deferred Base Salary, through January 31, 2024. In exchange, Mr. Kalfa has waived his right to receive all but $137,000 of his deferred Base Salary as defined and described in clause 2.1(a) of his service agreement with Slinger Bag Limited dated 7 September 2020.

Note 17: SUBSEQUENT EVENTS

From May 1, 2023 through the date hereof, the Company issued 8,830,374 shares of common stock to ambassadors under their agreements (7,500), to vendors in settlement of accounts payable (2,700,000), for settlement with former owners of FSS (54,000), for the exercise of warrants (2,321,658) and to satisfy the profit guarantee on a note (3,747,216).

Meged Agreement

On June 8, 2023, the Company entered into a merchant cash advance agreement with Meged Funding Group (“Meged”) pursuant to which the Company sold $315,689 in future receivables to Meged (the “Meged Receivables Purchased Amount”) to in exchange for payment to the Company of $210,600 in cash less fees of $10,580. The Company has agreed to pay Meged $17,538 each week until the Meged Receivables Purchased Amount is paid in full.

UFS Agreement

On August 7, 2023, the Company entered into an agreement with UFS (the “UFS Agreement”) pursuant to which the Company sold $797,500 in future receivables (the “UFS Second Receivables Purchased Amount”) to UFS in exchange for payment to the Company of $550,000 in cash less fees of $50,000. The Company has agreed to pay UFS $30,000 each week until the UFS Second Receivables Purchased Amount is paid in full.

In order to secure payment and performance of the Company’s obligations to UFS under the UFS Agreement, the Company granted to UFS a security interest in the following collateral: all accounts receivable and all proceeds as such term is defined by Article 9 of the UCC. The Company also agreed not to create, incur, assume, or permit to exist, directly or indirectly, any lien on or with respect to any of such collateral.

On September 13, the Company held a special meeting of stockholders in which the following items were approved: (i) the issuance of (i) 1,018,510 shares of the our common stock, par value $0.001 per share, that were issued on October 3, 2022, and, (ii) 11,802,002 shares of our common stock issuable upon exercise of Pre-Funded Warrants at an exercise price of $0.00001 per share, (iii) 12,820,512 shares of common stock issuable upon the exercise of 5-Year Warrants at an exercise price of $0.39 per share, (iv) 25,641,024 shares of common stock issuable upon the exercise of 7.5 Year Warrants at an exercise price of $0.43 per share and (v) 18,099,548 shares of our common stock issuable upon the exercise of 5.5 Year Warrants at an at an exercise price per share equal to $0.221 per share to Armistice Capital Master Fund Ltd and (ii) a reverse stock split of our common stock within a range of one (1)-for-ten (10) to one (1)-for-forty (40) (“Reverse Stock Split”), with the Board of Directors of the Company to set the specific ratio and determine the date for the reverse split to be effective and any other action deemed necessary to effectuate the Reverse Stock Split, without further approval or authorization of stockholders, at any time within 12 months of the special meeting date.